Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible Assets	15 Intangible Assets

	Customer Relationships[1]	Brands	Software	Total
	$m	$m	$m	$m
Cost
At 1 January 2024	49.6	2.1	29.5	81.2
Additions on acquisitions	3.1	0.3	—	3.4
Additions	—	—	8.2	8.2
Disposals	(0.3)	—	—	(0.3)
At 31 December 2024	52.4	2.4	37.7	92.5
Additions on acquisitions[2]	37.4	3.1	8.5	49.0
Additions	—	—	6.7	6.7
Disposals	—	—	(0.1)	(0.1)
At 31 December 2025	89.8	5.5	52.8	148.1

Impairment provisions and amortization
At 1 January 2024	5.4	0.1	19.7	25.2
Charge for the year	5.2	0.3	5.3	10.8
Disposals	—	—	—	—
At 31 December 2024	10.6	0.4	25.0	36.0
Charge for the year	6.8	0.3	7.1	14.2
Disposals	—	—	(0.1)	(0.1)
At 31 December 2025	17.4	0.7	32.0	50.1

Net book value
At 31 December 2025	72.4	4.8	20.8	98.0

At 31 December 2024	41.8	2.0	12.7	56.5
1.Customer relationships, with a net book value of $72.4m (2024: $41.8m), mainly relate to the acquisitions of Aarna Capital $17.5m (2024: $nil), Volcap $3.1m (2024: $3.7m),
Agrinvest Commodities $5.3m (2024: $nil), Eagle Commodities $3.8m (2024: $4.3m), Cowen's Prime Service and Outsourced Trading Business $19.2m (2024: $21.5m) and
Hamilton Court $10.3m (2024: $nil). The remaining amortization periods are 9.25 years for Aarna Capital, 5.75 years for Volcap, 9 years for Agrinvest Commodities, 7.4 years for Eagle Commodities, 8 years for Cowen's Prime Service and Outsourced Trading Business and 7.0 years for Hamilton Court.
2. This excludes the Winterflood Business Services ("WBS") intangibles (see note 14).
Intangible assets are recognised when it is probable that future economic benefits attributable to the asset will flow to the Group and the cost of the asset can be measured reliably. Intangible assets are initially measured at cost and subsequently measured at cost less accumulated amortisation and any accumulated impairment losses. All intangible assets have finite useful lives and are amortised on a straight-line basis over their estimated useful lives.
The Group reviews all intangible assets for indicators of impairment as at 31 December each year.
Both internal and external sources of information are considered when assessing whether indications exists that an asset may be impaired.
As at 31 December 2025, an impairment trigger was identified when assessing expected cash flows relating to acquired customer relationships, which resulted in the carrying amount thereof being tested for impairment. The results of the impairment test are detailed below.
The recoverable amount of the intangible was based on the asset's value in use which exceeded its recognized carrying amount thus no impairment recognized.
15      Intangible Assets continued
The value in use was calculated over the remaining useful life of the intangible. The useful life of the intangible was determined at acquisition based on historical customer attrition rates. The revenue and cost forecast horizon used in the value in use model is aligned to the useful life. The estimated useful life of Prime Brokerage and Outsourced Trading customers was 10 and 7 years respectively. The compensation costs are forecast to maintain a consistent payout ratio to 2025 of 60.32%.
The discount rate used in the value in use model was provided by management's expert valuation specialist for use in the IAS 36 value in use models and has been applied to the intangible asset given the alignment of risk characteristics between the acquired client cash flows and the wider business in which those clients are serviced.
The following inputs represent key assumptions used to determine the value in use:

	Pre-tax valuation discount rate	Breakeven discount rate	Compensation payout ratio	Breakeven compensation payout ratio
Customer Relationships	27.0%	27.1%	60.3%	60.3%